Events Unaudited Subsequent to the Date of the Independent Auditor's Report	12 Months Ended
Dec. 31, 2024
Events Unaudited Subsequent to the Date of the Independent Auditor
Events Unaudited Subsequent to the Date of the Independent Auditor's Report
26.	Events Unaudited Subsequent to the Date of the Independent Auditor’s Report

i.	First Towers Closing:

On August 22, 2025, the Company consummated the transactions pursuant to the Share Exchange Agreement, dated March 5, 2025 and as amended on August 19, 2025, with FTFC, pursuant to which all of the common shares of FTFC have been acquired by Akanda and in exchange, Akanda will issue Class A Special Shares and Class B Special Shares and cash payable over time and evidenced by a promissory note.

As a result of the closing, which was effective on August 21, 2025 but dated as of August 19, 2025, FTFC became a wholly owned subsidiary of the Company.

The Company did not issue any of its common shares as of the closing, as originally contemplated by the Share Exchange Agreement. On August 29, 2025, the Company held a Special Meeting of Shareholders and approves the issuance of 28,986 Class A Special Shares in accordance with the terms of the Share Exchange Agreement, as amended. Akanda intends to hold a second special meeting of shareholders to seek approval for the issuance of the Class B Special Shares as part of the terms of the Share Exchange Agreement, which are expected to be convertible into the remaining common shares otherwise issuable to the former FTFC shareholders pursuant to the terms of the Share Exchange Agreement.

ii.	Assumption of FTFC Indebtedness:

In connection with the Business Combination and the closing, the Company entered into a Debt Settlement Agreements and a Convertible Promissory Notes with PGC Finco Inc. (“PGC”) and Dunstan Holdings Ltd. (“Dunstan”).

Pursuant to the PGC Settlement Agreement, in satisfaction of all indebtedness of FTFC to PGC through the closing, the Company assumed indebtedness of FTFC in the aggregate principal amount of US$4,153,078 which is evidenced by a Note Agreement, and the Company agreed to pay to PGC a cash payment of $500,000 and issue to PGC, upon shareholder approval therefor, 111,432 Class B Special Shares.

Pursuant to the Dunstan Settlement Agreement, in satisfaction of all indebtedness of FTFC to Dunstan through the closing, the Company assumed indebtedness of FTFC in the aggregate principal amount of US$756,917.28 which is evidenced by a Note Agreement, and the Company agreed to issue to PGC, upon shareholder approval therefor, 35,044 Class B Special Shares.

Each of the PGC Note and the Dunstan Note (collectively, the “Notes”) has a maturity date of August 19, 2031, has an interest rate of 8-1/2% per annum payable semiannually in arrears, and are secured by all of the assets of the Company. Each Note may be converted from time to time by either the Company or the holder of the Note, into common shares of the Company, subject to first obtaining approval from the shareholders of the Company at the Second Shareholder Meeting. The conversion price shall be a price per share equal to the greater of (a) $1.36 and (b) a ten percent discount to the seven trading day VWAP immediately prior to receipt of the conversion notice.

iii.	Consideration Note:

In connection with the Business Combination and the closing, the Company entered into the Consideration Note with a Shareholder. The Consideration Note is in the principal amount of US$14,133,966. It has a maturity date of August 19, 2027 and has an interest rate of 16% per annum payable quarterly. In addition, the Company paid to the holder of the Consideration Note a commitment fee of $424,018.98.

The Consideration Note is secured by all of the assets of the Company pursuant to a General Security Agreement dated as of August 19, 2025, but such security interest has been subordinated to the Notes and the security interest held by PGC and Dunstan.

iv.	Convertible Note Transactions:

September Note

On September 12, 2025, the Company entered into a Securities Purchase Agreement dated September 11, 2025 (the “Purchase Agreement”) with the Selling Stockholders, to issue and sell to each of the Selling Stockholders a convertible promissory note (each, individually, a “September Note” and collectively, the “September Notes”), for aggregate gross proceeds to the Company of $12,000,000, before deducting fees to the Placement Agent (as defined below) and other expenses payable by the Company in connection with the offering (the “September Offering”). The closing of the September Offering occurred on September 12, 2025.

The Company intends to use the net proceeds from the sale of the September Notes for (i) marketing purposes of up to $3.5 million, (ii) for the renewal and continued development of the Company’s Gabriola, B.C. site, (iii) working capital and general corporate purposes of up $3 million and (iv) up to $7 million to be used for the repayment of certain indebtedness. Subsequent to the closing of the September Offering, the Company entered into a Consulting Agreement with IR Agency LLC, for IR Agency to provide six months of marketing and advertising services to the Company for a fee of $3.5 million, payable in advance.

Univest Securities, LLC (the “Placement Agent”) acted as placement agent for the September Offering.

The maturity date of each September Note is the 12-month anniversary of the issuance date of such September Note, and is the date upon which the principal amount, as well as any other fees, shall be due and payable. The September Notes bear interest at a rate of 10% per annum.

Each Selling Stockholder has the right, at any time, to convert all or any portion of the then outstanding and unpaid principal amount and interest if any (including any costs, fees and charges) into the Company’s common shares, no par value (the “Common Shares”) at a conversion price (the “Conversion Price”) equal to the lower of (i) $14.40 per share (the “Initial Conversion Price”), (ii) 85% of the VWAP (as defined in the September Notes) of the Common Shares during the five consecutive Trading Day (as defined in the September Notes) period ending and including the Trading Day immediately preceding the delivery of the Conversion Notice (as defined in the September Notes); or (iii) 85% of the Closing Sale Price (as defined in the September Notes) on the Trading Day prior to the Conversion Notice being submitted; provided, however, that in no event shall the Conversion Price equal a price per share that is less than $3.39.

In addition, the Company entered into an engagement letter with the Placement Agent dated August 11, 2025, pursuant to which the Placement Agent agreed to serve as the placement agent for the issuance and sale of securities of the Company. As compensation for such placement agent services, the Company has agreed to pay the Placement Agent an aggregate cash fee equal to 2.5% of the gross proceeds received by the Company from the Offering, plus $50,000 for its fees and expenses. Accordingly, the Company paid the Placement Agent $300,000 in cash fees in relation to the September Offering.

As of January 22, 2026, all of the $12 million aggregate principal amount and interest associated with the September Notes have been converted under the terms of the September Notes.

January Note

On January 20, 2026, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (the “Investors”), to issue and sell to each of the Investors a convertible promissory note (each, individually, a “Note” and collectively, the “January Notes”), for aggregate gross proceeds to the Company of $7.0 million (the “Purchase Price”), before deducting fees to the Placement Agent (as defined below) and other expenses payable by the Company in connection with the offering (the “Offering”). The closing of the Offering is expected to occur, subject to customary closing conditions, on January 21, 2026.

The Company intends to use the net proceeds from the sale of the Notes for (i) marketing purposes of up to $2.3 million, (ii) working capital and general corporate purposes of approximately $2.6 million and (iii) the repayment of certain indebtedness of up to $2.1 million.

Univest Securities, LLC (the “Placement Agent”) acted as placement agent for the Offering.

The maturity date of each Note is the 12-month anniversary of the issuance date of such Note, and is the date upon which the principal amount, as well as any other fees, shall be due and payable. The Notes bear interest at a rate of 10% per annum.

Each Investor has the right, at any time, to convert all or any portion of the then outstanding and unpaid principal amount and interest if any (including any costs, fees and charges) into the Company’s common shares, no par value (the “Common Shares”) at a conversion price (the “Conversion Price”) equal to the lower of (i) $1.27 per share (the “Initial Conversion Price”), (ii) 85% of the VWAP (as defined in the Notes) of the Common Shares during the five consecutive Trading Day (as defined in the Notes) period ending and including the Trading Day immediately preceding the delivery of the Conversion Notice (as defined in the Notes); or (iii) 85% of the Closing Sale Price (as defined in the Notes) on the Trading Day prior to the Conversion Notice being submitted; provided, however, that in no event shall the Conversion Price equal a price per share that is less than $0.254.

Any such conversion is subject to conversion limitations, so each Investor beneficially owns less than 4.99% (or at the election of an Investor, up to 9.99%) of the Common Shares.

As part of the Offering, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Investors, whereby the Company agreed to register for resale the Common Shares underlying the Notes within five Business Days (as defined in the Registration Rights Agreement) of the date thereof.

The Company entered into an engagement letter, as amended (the “Engagement Letter”) with the Placement Agent, pursuant to which the Placement Agent agreed to serve as the placement agent for the issuance and sale of securities of the Company. As compensation for such placement agent services, the Company has agreed to pay the Placement Agent an aggregate cash fee equal to 1.0% of the gross proceeds received by the Company from the Offering. Accordingly, the Company intends to pay the Placement Agent $70,000 in cash fees in relation to the Offering at the closing.

v.	Amendment to Option Agreement with 1107385 B.C. Ltd:

On September 24, 2025, the Company entered an Amendment No. 1 to Amended and Restated Option to Purchase (the “Amendment”) with 1107385 B.C. LTD. The Amendment extended the option term contained in the agreement to September 25, 2027. In exchange for such extension, the Company shall pay to the Owner a total of $250,000, of which $150,000 was paid at signing and $100,000 shall be paid on the 12-month anniversary of the Amendment.

Additionally, the Company agreed (a) certain common shares, no par value, of the Company, owned by the Owner and (b) shall pay to the Owner a specified “Value” (as defined as (i) the product of the number of the Company’s common shares multiplied by the closing price of the common shares on the Nasdaq Capital Market (or such other trading market or quotation system such shares are then traded or quoted) on the date of Registration, and (ii) subtracting the result of subsection (i) from US $600,000.) in cash from the proceeds of the Company’s next capital raising transaction.